UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                         Commission File Number: 0-51565

      (Check One): [ ] Form 10-K and Form 10-KSB [ ] Form 20-F [ ] Form 11
                  [x] Form 10-Q and Form 10-QSB [ ] Form N-SAR

                      For Period Ended: September 30, 2005

                              BEACONSFIELD II, INC.
         ---------------------------------------------------------------
        (Exact name of small business issuer as specified in its charter)


          Delaware                                        34-2033197
          --------                                        ----------
      (State or other jurisdiction of                     (I.R.S. employer
     incorporation or organization)                       identification number)

     497 Delaware Avenue
     Buffalo, NY                                            14202
     ------------------------------------               -------------
     (Address of principal executive offices)             (Zip Code)

     Issuer's telephone number, including area code: (716) 882-2157

                       PART II - Rules 12b-25 (b) and (c)

If the subject report could not be filed out without unreasonable effort or expense and THE REGISTRANT seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

|_|   (a)       The reasons described in reasonable detail in Part III of
                this form could not be eliminated without unreasonable effort or expense,

|X|   (b)       The subject annual report, semi-annual report, transition
                report on Form 10-K, 10-KSB, 20-F, 11-K, Form N-SAR or Form
                N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or 10-QSB; or subject distribution report or 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

|_|   (c)       The accountant's statement or exhibit required by Rule
                12b-25(c) has been attached if applicable.



                              PART III - NARRATIVE

The Registrant has been unable to complete preparation of its Form 10-QSB for the fiscal quarter ended September 30, 2005 due to delays in gathering information required to complete the preparation of certain financial and business statements to be contained in the Form 10-QSB.



                           PART IV - OTHER INFORMATION

(a) Name and telephone number of persons to contact in regard to this notification.

     Andrew Gertler                716                       882-2157
  -------------------        -----------------       -------------------------
       (Name)                   (Area Code)             (Telephone Number)


(b) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 194- during the preceding twelve months or for shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). |X| Yes |_| No

(c) Is it anticipated that any significant changes in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or in the portion thereof? |_| Yes |X| No

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results can not be made.




                              BEACONSFIELD II, INC.
         ---------------------------------------------------------------
        (Exact name of small business issuer as specified in its charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

         Date: January 24, 2006             By: /s/ Andrew Gertler
                                                ---------------------------
                                                Andrew Gertler
                                                President and CEO